Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2022	$ 4,341
2023	274
2024	426
2025	185
2026 and thereafter	9,569
Tax Loss And Tax Credits, Total	14,795
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2022	4,340
2023	258
2024	195
2025	148
2026 and thereafter	7,221
Tax Loss And Tax Credits, Total	12,162
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2022	1
2023	16
2024	231
2025	37
2026 and thereafter	2,348
Tax Loss And Tax Credits, Total	$ 2,633